Debt - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended				0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended					2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2014	May 31, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Aug. 30, 2013	Sep. 30, 2014 Moody's, B2 Rating [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member]	Sep. 30, 2014 First Lien Credit Agreement [Member]	Sep. 30, 2014 First Lien Credit Agreement [Member]	Dec. 31, 2013 First Lien Credit Agreement [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member]	Dec. 31, 2013 First Lien Credit Agreement [Member] Term Loan Facility [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member] Term Loan Facility [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member] U.S. Dollar Revolving Loan Facility [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member] Canadian Dollar and/or U.S. Dollar Revolving Facility [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 First Lien Credit Agreement [Member] Revolving Credit Facility [Member]	Aug. 30, 2013 First Lien Credit Agreement [Member] Revolving Credit Facility [Member]	Feb. 10, 2014 Second Lien Credit Agreement [Member]	Dec. 31, 2013 Second Lien Credit Agreement [Member]	Aug. 30, 2013 Second Lien Credit Agreement [Member]	Feb. 10, 2014 Second Lien Credit Agreement [Member] Subsequent Event [Member]	Feb. 05, 2014 Second Lien Credit Agreement [Member] Subsequent Event [Member]	Aug. 30, 2013 Second Lien Credit Agreement [Member] Term Loan Facility [Member]	Dec. 02, 2013 First And Second Lien Credit Facility [Member]	May 31, 2014 Maximum [Member] First Lien Credit Agreement [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	May 31, 2014 Minimum [Member] First Lien Credit Agreement [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]
Debt Instrument [Line Items]
Line of credit facility borrowing capacity												$ 415,000,000	$ 320,000,000		$ 415,000,000	$ 40,000,000	$ 10,000,000		$ 50,000,000	$ 50,000,000		$ 155,000,000	$ 120,000,000			$ 155,000,000
Proceeds from line of credit																		25,000,000									130,000,000					28,500,000
Debt issuance cost							15,300,000
Line of credit facility, increase in borrowing capacity												95,000,000										35,000,000
Debt, periodic principal payment									800,000	34,900,000		1,037,000
Floor rate						1.00%						1.00%		1.00%								1.00%
Debt, variable interest rate								3.00%						3.75%	3.50%							7.75%	7.50%					3.75%			3.25%
Debt interest rate additional description												The margin applicable to each borrowing may be reduced by 0.25% if the Company achieves certain credit ratings by Moody's and S&P. The margin may be further reduced by 0.50% subsequent to our initial public offering if we achieve certain credit ratings by Moody's and S&P or achieve a total leverage ratio less than four times net debt to adjusted earnings before interest, depreciation and amortization as defined in the agreement.										The margin applicable to each borrowing may be reduced by 0.25% if the Company achieves certain credit ratings by Moody's and S&P. The margin may be further reduced by 0.50% subsequent to our initial public offering if we achieve certain credit ratings by Moody's and S&P or achieve a total leverage ratio less than four times net debt to adjusted earnings before interest, depreciation and amortization as defined in the agreement.
Payment of debt issuance cost and other fees					5,000,000
Final payment										377,000,000	377,000,000	387,000,000
Credit agreement due date											Aug. 28, 2020	Aug. 28, 2020		Aug. 28, 2020								Feb. 26, 2021
Effective interest rate										4.64%	4.64%	5.20%										9.40%
Outstanding revolver amount										0	0	0
Basis points				2.25%								3.00%
Facility fee, basis points				0.50%								0.50%
Remaining outstanding			46,100,000	46,100,000								47,600,000
Cash interest paid																																	9,500,000	15,600,000
Full payment amount																					155,000,000			155,000,000	155,000,000
Outstanding amount of letters of credit			3,900,000	3,900,000	2,400,000																								12,500,000	12,500,000
Leverage ratio	6.75				6.75
Revolver amount													50,000,000
Net proceeds from the Initial Public Offering																					152,000,000
Cash on hand																					6,100,000
Prepayment premium																					3,100,000				3,100,000
Original issue discount write-off																					$ 6,900,000											$ 191,000	$ 808,000	$ 8,560,000
Reduction in margin, percentage		0.50%
Further reduction in margin, percentage			0.25%